Lease (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease [Abstract]
Leases remaining terms	1 year 9 months 29 days	1 year 4 months 20 days
Weighted-average discount rate	2.50%	3.63%
Operating lease liabilities	$ 102,000	$ 548,000	$ 599,000
Impairment of right-of-use assets	111,477
Derecognition of lease liabilities	104,043
Right-of-use assets	111,103	183,524
Operating lease expense	$ 106,715	$ 594,228	$ 532,144